Consolidated Statements of Operations and Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net	¥ 22,743,410	¥ 22,055,785	¥ 16,665,382
Cost of revenues	(17,205,966)	(18,451,969)	(13,516,293)
Gross profit	5,537,444	3,603,816	3,149,089
Operating expenses
Selling, general and administrative expenses	(4,096,346)	(2,825,104)	(2,466,731)
Total operating expenses	(4,096,346)	(2,825,104)	(2,466,731)
Income from continuing operations	1,441,098	778,712	682,358
Other income (expenses)
Other income	146,787	201,954	43,951
Income (loss) from equity method investments	(1,689)	(748)	109
Other expenses	(570,856)	(323,977)	(226,346)
Total other expenses	(425,758)	(122,771)	(182,286)
Income from continuing operations before income taxes	1,015,340	655,941	500,072
Income tax expense	(265,979)	(345,180)	(221,384)
Net income from continuing operations	749,361	310,761	278,688
Income (loss) from discontinued operations, net of income taxes	(6,742)	78,628
Net income	742,619	389,389	278,688
Net income from continuing operations attributable to noncontrolling interests	61,187	4,329	1,199
Net loss from discontinued operations attributable to noncontrolling interests		(9,895)
Less: net income (loss) attributable to noncontrolling interests	61,187	(5,566)	1,199
Net income attributable to SYLA Technologies Co., Ltd.	¥ 681,432	¥ 394,955	¥ 277,489
Net income from continuing operations per share
- Basic	¥ 2,698.42	¥ 1,280.25	¥ 1,201.09
- Diluted	2,263.36	1,081.45	1,022.40
Income (loss) from discontinued operations per share
- Basic	(26.44)	369.84
- Diluted	(22.17)	312.41
Net income attributable to SYLA Technologies Co., Ltd. per share
- Basic	2,671.99	1,650.09	1,201.09
- Diluted	¥ 2,241.19	¥ 1,393.86	¥ 1,022.40
Weighted average shares used in calculating basic and diluted net income per share
- Basic	255,028	239,353	231,031
- Diluted	304,049	283,354	271,409
Other comprehensive income, net of tax
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of nil, nil, and 175 for the years ended December 31, 2023, 2022 and 2021, respectively			¥ 396
Other comprehensive income, net of tax			396
Comprehensive income	742,619	389,389	279,084
Comprehensive income (loss) attributable to noncontrolling interests	61,187	(5,566)	1,199
Comprehensive income attributable to SYLA Technologies Co., Ltd.	¥ 681,432	¥ 394,955	¥ 277,885